COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

34.   COMMITMENTS AND CONTINGENT LIABILITIES

Operating lease commitments

From January 1, 2019, the Group has recognized right-of-use assets for these leases, except for short-term and low-value leases, see Note 20 for further information.

34.   COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

Capital commitments

As at December 31, 2020 and 2021, the capital commitments of the Group are as follows:

	December 31,
	2020	2021
	RMB	RMB

Authorized and contracted for (i)	171,597	184,430
Authorized but not contracted for	33,997	90,227
	205,594	274,657

These capital commitments relate to oil and gas exploration and development, refining and petrochemical production capacity expansion projects, the construction of service stations and oil depots and investment commitments.

Note:

(i)	The investment commitments as at December 31, 2020 and 2021 of the Group were RMB 13,172 and RMB 3,648, respectively.

Commitments to joint ventures

Pursuant to certain of the joint venture agreements entered into by the Group, the Group is obliged to purchase products from the joint ventures based on market prices.

Exploration and production licenses

Exploration licenses for exploration activities are registered with the Ministry of Natural Resources. The maximum term of the Group’s exploration licenses is 7 years, and may be renewed twice within 30 days prior to expiration of the original term with each renewal being for a two-year term. The Group is obligated to make progressive annual minimum exploration investment relating to the exploration blocks in respect of which the license is issued. The Ministry of Natural Resources also issues production licenses to the Group on the basis of the reserve reports approved by relevant authorities. The maximum term of a full production license is 30 years unless a special dispensation is given by the State Council. The maximum term of production licenses issued to the Group is 80 years as a special dispensation was given to the Group by the State Council. The Group’s production license is renewable upon application by the Group 30 days prior to expiration.

The Group is required to make payments of exploration license fees and production right usage fees to the Ministry of Natural Resources annually which are expensed. Expenses recognized were approximately RMB 179, RMB 231 and RMB 181 for the years ended December 31, 2019, 2020 and 2021, respectively.

Estimated future annual payments are as follows:

	December 31,
	2020	2021
	RMB	RMB

Within one year	390	301
Between one and two years	99	112
Between two and three years	66	110
Between three and four years	63	102
Between four and five years	56	64
Thereafter	824	846
	1,498	1,535

34.   COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

Contingent liabilities

As at December 31, 2020 and 2021, the guarantees by the Group in respect of facilities granted to the parties below are as follows:

	December 31,
	2020	2021
	RMB	RMB

Joint ventures (ii)	6,390	9,117
Associates (iii)	8,450	5,746
	14,840	14,863

Management monitors the risk that the specified debtor will default on the contract and recognizes a provision when ECLs on the financial guarantees are determined to be higher than the carrying amount in respect of the guarantees. At 31 December 2020 and 2021, the Group estimates that there is no material liability having been accrued for ECLs related to the Group’s obligation under these guarantee arrangements.

Notes:

(ii)	The Group provided a guarantee in respect to standby credit facilities granted to Zhongan United Coal Chemical Co., Ltd. (“Zhongan United”) by banks amounting to RMB 7,100. For the years ended December 31, 2020 and 2021 the amount withdrawn (The portion corresponding to the shareholding ratio of the Group) by Zhongan United from banks and guaranteed by the Group was RMB 6,390 and RMB 5,680. The Group provided a guarantee in respect to standby credit facilities granted to Amur Gas Chemical Complex Limited Liability Company (“Amur Gas”) by banks amounting to RMB 23,208. For the years ended December 31, 2020 and 2021 the amount withdrawn (the portion corresponding to the shareholding ratio of the Group) by Amur Gas from banks and guaranteed by the Group was RMB Nil and RMB 3,264.

The Group provided a guarantee in respect to payment obligation under the raw material supply agreement of Amur Gas amount to RMB 15,493. For the years ended December 31, 2020 and 2021 Amur Gas has not yet incurred the relevant payment obligations and therefore the Group has no guarantee amount.

The Group provided a guarantee in respect the engineering services agreement of Amur Gas amounting to RMB 3,012. For the years ended December 31, 2020 and 2021 the relevant payables for constructions of Amur Gas (the portion corresponding to the shareholding ratio of the Group) and guaranteed by the Group was Nil and RMB 173.

(iii)	The Group provided a guarantee in respect to standby credit facilities granted to Zhongtian Synergetic Energy by banks amounting to RMB 17,050. For the years ended December 31, 2020 and 2021 the amount withdrawn (the portion corresponding to the shareholding ratio of the Group) by Zhongtian Synergetic Energy from banks and guaranteed by the Group was RMB 8,450 and RMB 5,746.

Environmental contingencies

Under existing legislation, management believes that there are no probable liabilities that will have a material adverse effect on the financial position or operating results of the Group. The PRC government, however, has moved, and may move further towards more rigorous enforcement of applicable laws, and towards the adoption of more stringent environmental standards. Environmental liabilities are subject to considerable uncertainties which affect management’s ability to estimate the ultimate cost of remediation efforts. These uncertainties include i) the exact nature and extent of the contamination at various sites including, but not limited to refineries, oil fields, service stations, terminals and land development areas, whether operating, closed or sold, ii) the extent of required cleanup efforts, iii) varying costs of alternative remediation strategies, iv) changes in environmental remediation requirements, and v) the identification of new remediation sites. The amount of such future cost is indeterminable due to such factors as the unknown magnitude of possible contamination and the unknown timing and extent of the corrective actions that may be required. Accordingly, the outcome of environmental liabilities under proposed or future environmental legislation cannot reasonably be estimated at present, and could be material.

34.   COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

Environmental contingencies (Continued)

The Group paid normal routine pollutant discharge fees of approximately RMB 9,278, RMB 11,368 and RMB 10,968 in the consolidated financial statements for the years ended December 31, 2019, 2020 and 2021, respectively.

Legal contingencies

The Group is a defendant in certain lawsuits as well as the named party in other proceedings arising in the ordinary course of business. Management has assessed the likelihood of an unfavorable outcome of such contingencies, lawsuits or other proceedings and believes that any resulting liabilities will not have a material adverse effect on the financial position, operating results or cash flows of the Group.